Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
NOTE 9:	INCOME TAXES

a.	Corporate tax structure:

i.	Corporate tax rates and real capital gains tax in Israel were 24% in 2017, 25% in 2016 and 26.5% in 2015.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.

ii.	The Company’s German subsidiary is subject to German tax at a consolidated rate of approximately 30%.

iii.	Other Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $467 and unrecognized deferred tax liability related to such earnings amounted to $123 as of December 31, 2017.

b.	Tax benefits under Israel’s Law for the Encouragement of Industry (Taxation), 1969:

The Company may currently qualify as an “industrial company” within the definition of the Law for the Encouragement of Industry (Taxation), as such, it may be eligible for certain tax benefits, including, inter alia, special depreciation rates for machinery, equipment and buildings, amortization of patents, certain other intangible property rights and deduction of share issuance expenses.

c.	U.S. Tax Reform:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017; (ii) a partial limitation on the tax deductibility of business interest expense; (iii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) and (iv) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate.

Deferred tax effects of the U.S. Tax Reform:

As a result of the U.S. Tax Reform and the reduced U.S. corporate income tax rate, the Company has remeasured its deferred taxes as of December 31, 2017 to reflect the reduced rate that will apply in future periods, when these deferred taxes are settled or realized.

As the Company completes its analysis of the U.S. Tax Reform and incorporates additional guidance that may be issued by the U.S. Treasury Department, the IRS or other standard-setting bodies, the Company may identify additional effects not reflected as of December 31, 2017.

d.	Net operating loss carry-forwards:

As of December 31, 2017, Cyren’s net operating loss carryforwards for tax purposes amounted to $$75,249 and capital loss carryforwards of $15,216 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2017 the U.S. subsidiary had net operating loss carryforwards of $38,006 for federal tax purposes and $8,295 for state tax purposes. These losses may offset any future U.S. taxable income of the U.S. subsidiary and will expire in the years 2018 through 2037.

On December 24, 2017, a “change in the respective ownership” event occurred upon the completion of the WP tender offer as described in note 8b, and in accordance with the relevant provisions of the Internal Revenue Code 382 of 1986 and similar state provisions. Therefore, utilization of U.S. net operating losses are subject to substantial annual limitation. Management believes that the annual limitations will result in the partial expiration of net operating losses before utilization.

Management currently believes that based upon its estimations for future taxable income, it is more likely than not that the deferred tax assets regarding the loss carryforwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2017 and 2016, the Company’s deferred taxes were in respect of the following:

	December 31,
	2017	2016

Deferred tax assets:

Net operating loss carryforwards	$25,645	$48,740
Capital loss carryforwards	3,500	3,603
Other	2,295	2,693

Deferred tax assets before valuation allowance	31,440	55,036
Valuation allowance	(30,177)	(54,068)

Deferred tax asset, net of valuation allowance	1,263	968

Deferred tax liabilities:

Intangibles	(2,432)	(2,206)
Deferred revenue	(186)	(136)

Deferred tax liability	(2,618)	(2,342)

Deferred tax liability, net (*)	$(1,355)	$(1,374)

(*) The entire amount is due to foreign deferred taxes

f.	Reconciliation of the theoretical tax benefit (expense):

For the year ended December 31, 2017, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $3,494 due to the increase in carryforward losses (prior to the effect of the “change in the respective ownership” which resulted in a parallel decrease in the deferred tax asset and the valuation allowance).

For the year ended December 31, 2016, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $1,586 due to the net increase in carryforward losses.

For the year ended December 31, 2015, the main reconciling item between the Company’s statutory tax rate and the effective tax rate relates to the increase in the valuation allowance in the amount of $1,329 due to the net increase in carryforward losses.

The statutory tax rate used in the reconciliation is the Israeli corporate tax rate.

g.	Loss before tax benefit (expense) consists of the following:

	Year ended December 31,
	2017	2016	2015

Domestic	$(10,452)	$(5,034)	$(4,679)
Foreign	(5,238)	(1,181)	3

Loss before tax benefit (expense)	$(15,690)	$(6,215)	$(4,676)

h.	Tax benefit (expense) is comprised of the following:

	Year ended December 31,
	2017	2016	2015

Current taxes:
Foreign	$(133)	$(212)	$(389)
Domestic	-	-	(2)

	$(133)	$(212)	$(391)

Deferred taxes:
Foreign	$175	$214	$268
Domestic	-	-	-

	$175	$214	$268

Tax benefit (expense), net	$42	$2	$(123)

i.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2017	2016

Beginning balance	$119	$131
Increases (decrease) related to tax positions taken during prior years	137	(7)
Effect of exchange rate	16	(5)

Ending balance	$272	$119

The entire amount of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate. Unrecognized tax benefits are presented on the consolidated balance sheets under other long term liabilities.

j.	Tax assessments:

As of December 31, 2017, the Company and certain of its subsidiaries filed Israeli and foreign income tax returns. The statute of limitations relating to the consolidated Israeli income tax return is closed for all tax years up to and including 2013.

The statute of limitations related to tax returns of the Company’s U.S subsidiary is closed for all tax years up to and including 2013.

The statute of limitations related to tax returns of the Company’s German subsidiary is closed for all tax years up to and including 2013.

The Company believes that it has adequately provided for reasonably foreseeable outcomes related to tax audits and settlements. The final tax outcome of any Company tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income (loss) in the period in which such determination is made.